Significant Accounting Policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant Accounting Policies
Beginning balance	¥ 94,988		¥ 60,531	¥ 28,035
Additional allowance for credit losses, net of recoveries	29,916	$ 4,214	34,457	32,633
Write-off	(48)			(137)
Ending balance	¥ 124,856		¥ 94,988	¥ 60,531